Derivatives and Hedging Activity (Tables)	12 Months Ended
Dec. 31, 2011
Derivatives and Hedging Activity [Abstract]
Outstanding interest rate derivatives

Interest Rate Derivative	Number of Instruments	Notional
Interest rate swaps	13	$509,787
Interest rate caps	5	274,291

Derivatives not designated as hedges are not speculative and are used to manage the Company’s exposure to interest rate movements and other identified risks but do not meet the strict hedge accounting requirements of FASB ASC 815, Derivatives and Hedging (formerly SFAS 133, “Accounting for Derivative Instruments and Hedging Activities”). Changes in the fair value of derivatives not designated in hedging relationships are recorded directly in earnings and resulted in a loss of $23,000 and $991,000 for the years ended December 31, 2011 and 2010, respectively, and a gain of $593,000 for the year ended December 31, 2009. As of December 31, 2011, the Company had the following outstanding derivatives that were not designated as hedges in qualifying hedging relationships (dollar amounts in thousands):

Product	Number of Instruments	Notional
Interest rate caps	3	$172,697

Fair value of Company's derivative financial instruments and their classification on Consolidated Balance Sheet

	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value at December 31,		Balance Sheet Location	Fair Value at December 31,
		2011	2010		2011	2010
Derivatives designated as hedging instruments:
Interest Rate Products	Other Assets	$71	$243	Other Liabilities	$13,660	$6,597

Total		$71	$243		$13,660	$6,597

Derivatives not designated as hedging instruments:
Interest Rate Products	Other Assets	$18	$271	Other Liabilities	$—	$—

Total		$18	$271		$—	$—

Effect of Company's derivative financial instruments on Consolidated Statements of Operation

Derivatives in Cash Flow Hedging Relationships	Amount of Loss Recognized in OCI on Derivative (Effective Portion)			Location of Loss Reclassified from Accumulated OCI into Income (Effective Portion)	Amount of Loss Reclassified from Accumulated OCI into Income (Effective Portion)			Location of Loss Recognized in Income on Derivative (Ineffective Portion and Amount Excluded from Effectiveness Testing)	Amount of Loss Recognized in Income on Derivative (Ineffective Portion and Amount Excluded from Effectiveness Testing)
	December 31,				December 31,				December 31,
	2011	2010	2009		2011	2010	2009		2011	2010	2009
Interest Rate Products	$(16,477)	$(9,273)	$(3,949)	Interest expense	$(9,132)	$(6,777)	$(12,082)	Other expense	$(58)	$(1)	$—

Total	$(16,477)	$(9,273)	$(3,949)		$(9,132)	$(6,777)	$(12,082)		$(58)	$(1)	$—

Effect of Company's derivatives not designated as hedging instruments on the Consolidated Statements of Operations

Derivatives Not Designated as Hedging Instruments	Location of Gain/(Loss) Recognized in Income on Derivative	Amount of Gain/(Loss) Recognized in Income on Derivative
		2011	2010	2009
Interest Rate Products	Other (expense)/income	$(23)	$(991)	$593

Total		$(23)	$(991)	$593